Schedule of Investments ─ NYLI MacKay Muni Insured ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.7%

Alabama — 2.6%
Alabama State University, Revenue Bonds
Insured: AG
5.500%, due 9/1/45	$2,000,000	$2,167,211
5.750%, due 9/1/50	2,250,000	2,439,644
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/50	875,000	912,250
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/27	2,200,000	2,271,619
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,050,000	2,129,865
		9,920,589
Alaska — 0.8%
Alaska Railroad Corp., Revenue Bonds
Insured: AG
6.000%, due 10/1/50	2,750,000	2,980,522

California — 10.4%
Buellton Union School District, General Obligation Bonds
Insured: AG
3.550%, due 2/1/34(a)	1,305,000	984,813
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AG
4.000%, due 7/1/39	3,000,000	3,046,658
California Community Choice Financing Authority, Revenue Bonds
Series 2
3.902%, (SOFR + 1.45%), due 4/1/56(b)	2,000,000	2,000,257
Series G
5.000%, due 11/1/55(b)(c)	3,575,000	3,765,472
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	5,009,537
Fontana Unified School District, General Obligation Bonds
Insured: AG
2.375%, due 8/1/44	2,500,000	1,809,498
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.300%, due 8/1/29(a)	1,050,000	969,195
Los Angeles Department of Water & Power, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/55	3,000,000	3,103,641
Series E
5.000%, due 7/1/48	1,575,000	1,637,584
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 7/1/42	2,500,000	2,768,876

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.680%, due 6/1/46(a)	$4,000,000	$1,562,864
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AG
2.600%, due 8/1/29(a)	1,230,000	1,123,636
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AG
5.250%, due 9/1/52	735,000	772,630
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	1,961,530
Sacramento City Unified School District, General Obligation Bonds
Series C Insured: AG
5.500%, due 8/1/54	2,500,000	2,724,028
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.250%, due 7/1/50	3,875,000	4,121,161
Twin Rivers Unified School District, General Obligation Bonds
Insured: AG
4.420%, due 8/1/41(a)	2,000,000	1,015,937
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.340%, due 8/1/26(a)	1,100,000	1,087,220
		39,464,537
Colorado — 2.4%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,725,201
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AG
4.000%, due 12/1/45	3,000,000	2,867,207
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,127,485
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	437,826
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/39	1,000,000	1,088,234
		9,245,953
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/51	2,500,000	2,675,410

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Delaware — 0.9%
Delaware State Health Facilities Authority, Revenue Bonds
5.250%, due 10/1/51	$3,095,000	$3,251,695

District of Columbia — 0.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.430%, due 10/1/37(a)	1,500,000	900,027

Florida — 5.5%
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AG
4.000%, due 10/1/41	1,425,000	1,416,974
Series 2 Insured: AG
3.000%, due 10/1/50	4,090,000	3,015,582
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A-2 Insured: AGM-CR
4.250%, due 10/1/40(a)	1,250,000	674,618
Series AG Insured: AGM-CR
4.400%, due 10/1/41(a)	1,015,000	513,226
County of Pasco FL, Revenue Bonds
Insured: AG
5.000%, due 9/1/48	4,675,000	4,759,546
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,065,659
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, Revenue Bonds
Series B
5.500%, due 10/1/51	1,970,000	2,026,691
5.500%, due 10/1/56	4,135,000	4,246,142
Halifax Hospital Medical Center, Revenue Bonds
Series AG Insured: AG-CR
3.750%, due 6/1/41	2,275,000	2,137,304
4.000%, due 6/1/46	1,065,000	944,681
		20,800,423
Georgia — 0.7%
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.500%, due 6/1/50	2,400,000	2,558,361

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	750,000	730,836
5.250%, due 5/1/42	800,000	820,883
		1,551,719

	Principal Amount	Value
Municipal Bonds (continued)

Illinois — 14.1%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.400%, due 12/1/27(a)	$1,500,000	$1,410,107
Series AG Insured: AGC-ICC FGIC
5.500%, due 12/1/26	555,000	566,696
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,954,752
Insured: BAM
5.750%, due 4/1/48	750,000	796,880
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,214,480
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,590,037
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,276,769
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,031,347
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,919,818
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,042,593
5.500%, due 10/1/42	1,260,000	1,371,672
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AG
5.000%, due 12/1/39	4,060,000	4,551,900
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	399,985
4.000%, due 10/1/41	400,000	395,414
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,441,979
Sales Tax Securitization Corp., Revenue Bonds
Insured: BAM
4.000%, due 1/1/48	1,060,000	934,405
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,265,515
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,535,607
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,677,567

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	$5,130,000	$5,469,353
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,961,933
Series B Insured: BAM
5.500%, due 4/1/50	4,000,000	4,290,759
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,057,109
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,063,858
		53,220,535
Indiana — 2.8%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,557,003
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.700%, due 7/1/49	1,760,000	1,764,233
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AG
5.000%, due 1/1/43	3,810,000	4,129,616
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,302,197
		10,753,049
Iowa — 1.5%
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	959,156
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AG
4.000%, due 7/1/41	2,100,000	2,109,968
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	2,210,000	2,199,026
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	327,907
		5,596,057
Kentucky — 1.0%
Kentucky Municipal Energy Agency, Revenue Bonds
Insured: AG
5.000%, due 1/1/55	2,000,000	2,031,566

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky (continued)
Northern Kentucky University, Revenue Bonds
Series A Insured: AG ST INTERCEPT
3.000%, due 9/1/37	$1,805,000	$1,649,439
		3,681,005
Louisiana — 1.8%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,588,999
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/49	1,500,000	1,540,998
New Orleans Aviation Board, Revenue Bonds
Series AG Insured: AG-CR
5.250%, due 1/1/44	3,500,000	3,708,593
		6,838,590
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,315,295

Massachusetts — 1.6%
City of Worcester MA, General Obligation Bonds
Insured: AG
2.000%, due 2/15/34	1,000,000	915,155
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AG
3.000%, due 10/1/45	1,945,000	1,529,095
Series N Insured: AG
5.500%, due 7/1/55	3,460,000	3,675,948
		6,120,198
Michigan — 3.9%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AG
4.000%, due 7/1/26	1,070,000	1,077,731
Grand Rapids Public Schools, General Obligation Bonds
Insured: AG
5.000%, due 5/1/28	2,100,000	2,113,783
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,483,744
Port Huron Area School District, General Obligation Bonds
Insured: AG
4.000%, due 5/1/39	1,500,000	1,501,507
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AG
5.500%, due 12/1/48	7,000,000	7,411,165
		14,587,930

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Missouri — 1.0%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	$1,960,000	$2,144,132
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.030%, due 4/15/26(a)	1,720,000	1,709,487
		3,853,619
Nebraska — 0.3%
Omaha Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 12/15/54	1,250,000	1,293,362

Nevada — 0.6%
City of Reno NV, Revenue Bonds
Series A1 Insured: AG
4.000%, due 6/1/46	1,050,000	997,668
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,387,352
		2,385,020
New Jersey — 1.1%
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/51	1,000,000	1,111,866
5.750%, due 10/15/55	1,665,000	1,847,802
Newark Parking Authority (The), Revenue Bonds
Insured: AG
5.500%, due 2/1/51	1,000,000	1,026,533
		3,986,201
New York — 5.5%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/42	1,800,000	1,904,950
New York City Industrial Development Agency, Revenue Bonds
Insured: AG
3.000%, due 3/1/49	1,265,000	933,534
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
3.730%, due 11/15/36(a)	4,400,000	2,952,306
5.070%, due 11/15/55(a)	1,825,000	410,311
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,452,891
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 11/15/39	1,000,000	1,156,699
5.250%, due 11/15/41	1,000,000	1,139,029

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York State Dormitory Authority, Revenue Bonds
Insured: AG
5.250%, due 10/1/42	$1,650,000	$1,786,859
New York Transportation Development Corp., Revenue Bonds
Insured: AG
5.000%, due 6/30/49	3,450,000	3,452,467
5.500%, due 6/30/44	2,815,000	2,951,424
Series A
5.250%, due 1/1/50	1,925,000	1,925,070
Westchester County Local Development Corp., Revenue Bonds
Insured: AG
5.750%, due 11/1/49	850,000	916,743
		20,982,283
North Carolina — 2.1%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/41	1,405,000	1,523,866
5.250%, due 7/1/53	1,675,000	1,712,584
Series A Insured: AG
5.250%, due 7/1/41	3,250,000	3,492,311
North Carolina Turnpike Authority, Revenue Bonds
Series B Insured: AG
4.940%, due 1/1/53(a)	4,000,000	1,074,672
		7,803,433
Ohio — 3.3%
City of Toledo OH, General Obligation Bonds
Insured: AG
5.500%, due 12/1/42	3,000,000	3,288,617
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	508,069
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/45	2,000,000	2,147,327
Green Local School District/Summit County, Certificates of Participation
Insured: AG
5.500%, due 11/1/47	3,000,000	3,129,530
Port of Greater Cincinnati Development Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/55	2,500,000	2,566,855
State of Ohio, Revenue Bonds
Insured: AG
5.000%, due 12/31/26	1,000,000	1,002,042
		12,642,440
Oregon — 1.3%
City of Newport OR, General Obligation Bonds
Series B Insured: AG
2.690%, due 6/1/26(a)	1,355,000	1,342,985
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AG
2.500%, due 8/15/35	2,500,000	2,223,982

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oregon (continued)
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.720%, due 6/15/43(a)	$2,800,000	$1,246,085
		4,813,052
Pennsylvania — 5.2%
Allegheny County Airport Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 1/1/39	2,650,000	2,908,102
Allentown City School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/36	750,000	753,732
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AG
4.000%, due 7/1/39	1,335,000	1,338,699
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AG
5.000%, due 9/1/44	1,250,000	1,345,048
County of Lehigh PA, Revenue Bonds
Series AG Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,315,209
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	976,018
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AG
5.500%, due 6/30/42	3,625,000	3,909,640
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
3.228%, (3 Month SOFR + 0.60%), due 7/1/27(b)	55,000	54,703
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/37	1,350,000	1,516,811
5.000%, due 9/1/38	1,420,000	1,582,557
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,881,593
		19,582,112
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AG
3.148%, (3 Month SOFR + 0.52%), due 7/1/29(b)	370,000	360,086

Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 9/15/41	2,000,000	2,220,714

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina — 1.5%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	$2,845,000	$2,948,776
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,250,291
5.750%, due 12/1/52	600,000	642,671
		5,841,738
South Dakota — 1.5%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AG
5.500%, due 12/1/51	3,080,000	3,237,241
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,489,401
5.500%, due 8/1/47	1,000,000	1,073,160
		5,799,802
Texas — 13.3%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,426,182
Cinco Southwest Municipal Utility District No 1, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/36	650,000	620,165
City of Aubrey TX, General Obligation Bonds
Series A Insured: AG
3.000%, due 2/15/42	2,160,000	1,910,864
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,089,979
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AG
4.000%, due 9/1/46	1,880,000	1,732,598
4.000%, due 9/1/47	1,980,000	1,799,884
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,364,380
2.000%, due 8/15/40	3,000,000	2,277,577
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Series B Insured: BAM
3.000%, due 9/1/40	540,000	462,439
3.000%, due 9/1/42	540,000	441,900
Fort Bend County Municipal Utility District No 182, General Obligation Bonds
Insured: AG
2.500%, due 9/1/36	625,000	537,321
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	2,069,067
3.000%, due 8/15/41	2,670,000	2,395,209

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	$1,975,000	$2,217,451
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: AG
4.125%, due 12/1/52	1,500,000	1,353,636
Harris County Municipal Utility District No 390, General Obligation Bonds
Insured: BAM
2.125%, due 4/1/37	565,000	466,194
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,815,236
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AG
4.125%, due 3/1/47	1,670,000	1,558,456
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
2.500%, due 9/1/40	575,000	453,630
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AG
5.000%, due 9/1/46	855,000	867,752
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AG
5.125%, due 3/1/46	1,415,000	1,433,300
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	612,076
Series 1B Insured: AG
3.000%, due 9/1/39	980,000	903,635
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AG
6.375%, due 8/15/30	1,455,000	1,590,847
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.000%, due 11/1/35	3,195,000	3,270,270
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AG
6.750%, due 9/1/29	1,260,000	1,370,581
Morningstar Ranch Municipal Utility District No 1 of Parker County, General Obligation Bonds
Insured: BAM
3.000%, due 9/1/43	545,000	438,115
Mount Houston Road Municipal Utility District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/40	540,000	466,480
3.000%, due 3/1/41	560,000	469,314

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Sienna Municipal Utility District No 5, General Obligation Bonds
Insured: BAM
2.375%, due 11/1/43	$650,000	$458,786
Sonterra Municipal Utility District, General Obligation Bonds
Insured: AG
2.625%, due 8/15/40	1,055,000	869,292
Texas Municipal Power Agency, Revenue Bonds
Insured: AG
3.000%, due 9/1/35	1,345,000	1,300,496
Texas State Technical College, Revenue Bonds
Insured: AG
5.250%, due 8/1/36	1,015,000	1,150,695
5.500%, due 8/1/42	4,000,000	4,388,142
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/39	895,000	781,461
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AG
4.500%, due 8/15/44	1,190,000	1,181,574
		50,544,984
Utah — 0.8%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series AG Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,112,867
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,029,578
		3,142,445
Virginia — 0.5%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	1,046,964
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AG
4.750%, due 7/1/53	825,000	818,468
		1,865,432
Washington — 3.0%
State of Washington, General Obligation Bonds
Series F Insured: NATL
2.380%, due 12/1/26(a)	3,000,000	2,941,547
Washington Health Care Facilities Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 8/15/55(b)(c)	3,000,000	3,338,626
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/45	3,500,000	3,519,325
5.250%, due 7/1/55	1,640,000	1,641,370
		11,440,868

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

West Virginia — 0.9%
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.500%, due 6/1/54	$2,250,000	$2,374,147
West Virginia Economic Development Authority, Revenue Bonds
Series RE
4.700%, due 4/1/36(b)(c)	890,000	893,321
		3,267,468
Wisconsin — 2.6%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AG
4.500%, due 5/1/48	750,000	739,058
4.550%, due 5/1/43	1,015,000	1,032,711
5.000%, due 5/1/31	1,655,000	1,807,354
Monroe School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/43	2,000,000	1,979,862
Viroqua Area School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/41	1,455,000	1,470,730
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
3.810%, due 12/15/37(a)	1,150,000	734,907
Series C Insured: AG
4.710%, due 12/15/45(a)	5,265,000	2,087,262
		9,851,884
Wyoming — 0.8%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,158,864
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,891,633
		3,050,497
Total Municipal Bonds
(Cost $361,835,439)		370,189,335

	Shares	Value
Short-Term Investment — 5.2%
Money Market Fund — 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)
(Cost $19,558,180)	19,558,180	19,558,180

Total Investments — 102.9% (Cost $381,393,619)		389,747,515
Other Assets and Liabilities, Net — (2.9)%		(11,011,971)
Net Assets — 100.0%		$378,735,544

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 1-day yield at January 31, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$370,189,335	$—	$370,189,335
Short-Term Investment:
Money Market Fund	19,558,180	—	—	19,558,180
Total Investments in Securities	$19,558,180	$370,189,335	$—	$389,747,515

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.